Description of Business and Basis of Presentation (Details)	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 21, 2020 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 10, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit | $			$ 230,332,000		$ 209,375,000	$ 102,595,000
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			161,449,205		33,327,294	7,902,406
Common stock, shares issued (in shares)			161,449,205		33,327,294	7,902,406
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Warrants outstanding (in shares)			15,999,996
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, deemed value (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from merger and private offering | $	$ 299,900,000
Pre-merger cost | $	8,500,000
Offering cost | $	26,600,000
Private Placement [Member]
Schedule of Reverse Recapitalization [Line Items]
Common stock, deemed value (in dollars per share) | $ / shares		$ 10.00
Sale of stock, number of shares issued in transaction (in shares)		10,000,000
Sale of stock, aggregate commitment amount | $	$ 100,000,000
Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)	150,000,000
CLA | CLA Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)		10,000,000
CLA | Private Placement Warrants [Member]
Schedule of Reverse Recapitalization [Line Items]
Warrants outstanding (in shares)		6,000,000
CLA | Conversion of Class B Common Stock to Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Ordinary shares, conversion ratio		1
CLA | Conversion of Class A Common Stock to Common Stock
Schedule of Reverse Recapitalization [Line Items]
Ordinary shares, conversion ratio		1
CLA | Conversion of Warrant to Ouster Common Stock
Schedule of Reverse Recapitalization [Line Items]
Warrant, conversion ratio		1
CLA | Conversion of Canceled CLA Units to Ouster Common Stock
Schedule of Reverse Recapitalization [Line Items]
Unit, conversion ratio		1
CLA | Conversion of Canceled CLA Units to Public Warrant
Schedule of Reverse Recapitalization [Line Items]
Unit, conversion ratio		0.5
CLA | Class B Ordinary Shares [Member]
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		5,000,000
Common stock, shares issued (in shares)		5,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
CLA | Class A Ordinary Shares [Member]
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		25,000,000
Common stock, shares issued (in shares)		25,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
OTI
Schedule of Reverse Recapitalization [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.00001
OTI | Series B Preferred Stock Converted to Common Stock
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, conversion ratio				1
OTI | Series B Redeemable Convertible Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.00001